PROPERTY AND EQUIPMENT, NET (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	¥ 42,376,814	¥ 37,103,485
Less: Accumulated depreciation	(25,960,658)	(19,199,417)
Property and Equipment, net	16,416,156	17,904,068		$ 2,515,886
Depreciation expense	6,877,787	6,152,479	¥ 5,574,439
Computer and office equipment
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	26,162,529	23,913,290
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	2,511,918	1,540,476
Motor vehicles
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	263,196	653,303
Leasehold improvement
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	566,507	369,247
Software
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	¥ 12,872,664	¥ 10,627,169